Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 27,339	$ 13,551
Deferred tax expense (income)	9,998	(5,825)	$ 14,060
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	9,916	(7,963)	1,301
Deferred income tan other income	(542)
Deferred tax liability (asset)	6,883	27,339	13,551
Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(161)	(35)
Deferred tax expense (income)	158	(126)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(2)	(161)	(35)
Deferred Liability For Derivative Financial Instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	0
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(813)	0
Deferred income tan other income	0
Deferred tax liability (asset)	(813)	0	0
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	196,819	179,884
Deferred tax expense (income)	22,264	8,972
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(9,103)	7,963
Deferred income tan other income	(542)
Deferred tax liability (asset)	209,438	196,819	179,884
Deferred asset [Member] | Less - Allowance for deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(38,910)	(37,012)
Deferred tax expense (income)	(2,038)	(1,898)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(40,948)	(38,910)	(37,012)
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	226,503	215,713
Deferred tax expense (income)	24,389	10,790
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	(542)
Deferred tax liability (asset)	250,350	226,503	215,713
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	94,939	93,050
Deferred tax expense (income)	11,680	1,889
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	(396)
Deferred tax liability (asset)	106,223	94,939	93,050
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	61,617	60,883
Deferred tax expense (income)	6,497	734
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	68,114	61,617	60,883
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	44,568	39,538
Deferred tax expense (income)	3,291	5,030
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	47,859	44,568	39,538
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	15,459	14,650
Deferred tax expense (income)	5,369	809
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	(146)
Deferred tax liability (asset)	20,682	15,459	14,650
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Less - Allowance for deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred income tan other income	0
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9,920	7,592
Deferred tax expense (income)	(2,448)	2,328
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	7,472	9,920	7,592
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	196,696	179,841
Deferred tax expense (income)	22,351	8,892
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(9,103)	7,963
Deferred income tan other income	(542)
Deferred tax liability (asset)	209,402	196,696	179,841
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9,103	1,140
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(9,103)	7,963
Deferred income tan other income	0
Deferred tax liability (asset)	0	9,103	1,140
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	123	43
Deferred tax expense (income)	(87)	80
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	36	123	43
Deferred asset [Member] | Deferred assets for mining royalties [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	123	43
Deferred tax expense (income)	(87)	80
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	36	123	43
Deferred asset [Member] | Deferred liability for mining royalties [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred income tan other income	0
Deferred asset [Member] | Deferred asset for income tax after allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	187,593	178,701
Deferred tax expense (income)	22,351	8,892
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	209,402	187,593	178,701
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(169,480)	(166,333)
Deferred tax expense (income)	(32,262)	(3,147)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(813)	0
Deferred income tan other income	0
Deferred tax liability (asset)	(202,554)	(169,480)	(166,333)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(169,319)	(166,298)
Deferred tax expense (income)	(32,420)	(3,021)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(201,739)	(169,319)	(166,298)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(77,603)	(43,985)
Deferred tax expense (income)	3,123	(33,618)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(74,480)	(77,603)	(43,985)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(46,023)	(70,525)
Deferred tax expense (income)	(15,248)	24,502
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(61,271)	(46,023)	(70,525)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(45,693)	(51,788)
Deferred tax expense (income)	(20,295)	6,095
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	$ (65,988)	$ (45,693)	$ (51,788)